Stockholders' Equity (Deficit) - Other Details (Details)	3 Months Ended	12 Months Ended
	Dec. 31, 2022 shares	Sep. 30, 2022 shares	Dec. 16, 2022
Stockholders' Equity (Deficit)
Preferred shares outstanding	0	41,883,053
APHC
Stockholders' Equity (Deficit)
Exchange ratio			0.22816
APHC | Series C Warrants 2020 [Member]
Stockholders' Equity (Deficit)
Warrants exercised on preferred shares	539,627
Preferred shares conversion ratio	1
Exchange ratio	0.22816
Sector 42 Technologies, Inc and CubeWerx Inc
Stockholders' Equity (Deficit)
Issuance of Ordinary Shares as consideration for CubeWerx and Sector 42 acquisition		539,233